Employee benefits (Post-Employment) - Summary of Pension Plans Assets (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	100.00%	100.00%
Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	61.00%	58.00%
Variable income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	17.00%	21.00%
Structured investments [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	2.00%	2.00%
Real estate properties [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	7.00%	7.00%
Loans to participants [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	4.00%	4.00%
Petros Pension Plan- Renegotiated [member] | Fixed income securities [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	50.00%
Petros Pension Plan- Renegotiated [member] | Fixed income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	100.00%
Petros Pension Plan- Renegotiated [member] | Variable income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	25.00%
Petros Pension Plan- Renegotiated [member] | Structured investments [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	4.00%
Petros Pension Plan- Renegotiated [member] | Real estate properties [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	12.00%
Petros Pension Plan- Renegotiated [member] | Loans to participants [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	8.00%
Petros Pension Plan- Non- renegotiated [member] | Fixed income securities [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	45.00%
Petros Pension Plan- Non- renegotiated [member] | Fixed income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	100.00%
Petros Pension Plan- Non- renegotiated [member] | Variable income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	30.00%
Petros Pension Plan- Non- renegotiated [member] | Structured investments [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	4.00%
Petros Pension Plan- Non- renegotiated [member] | Real estate properties [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	12.00%
Petros Pension Plan- Non- renegotiated [member] | Loans to participants [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	8.00%
Petros 2 Pension Plan [member] | Fixed income securities [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	55.00%
Petros 2 Pension Plan [member] | Fixed income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	70.00%
Petros 2 Pension Plan [member] | Variable income securities [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	5.00%
Petros 2 Pension Plan [member] | Variable income securities [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	12.00%
Petros 2 Pension Plan [member] | Structured investments [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	6.00%
Petros 2 Pension Plan [member] | Real estate properties [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	2.00%
Petros 2 Pension Plan [member] | Loans to participants [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	2.00%
Petros 2 Pension Plan [member] | Loans to participants [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	5.00%
Petros 2 Pension Plan [member] | Investments abroad [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	5.00%